Note A - Summary of Significant Accounting Policies: Organization (Policies)	9 Months Ended
Sep. 30, 2013
Policies
Organization

Organization

Endurance Exploration Group LLC (the “Company,” “Endurance,” “us,” “we” or “our”) was formed in the State of Florida on June 8, 2009 as a Florida Limited Liability Company.  Endurance is engaged in the archaeologically sensitive exploration and recovery of deep-ocean shipwrecks throughout the world. The Company intends to recover bullion precious metals, numismatic-grade coinage, high-value non-ferrous metals and other valuable cargos from both historic and modern shipwrecks.  Our corporate headquarters are located in Clearwater, Florida.